Shareholder Report, Holdings (Details) - Short-Term Investments [Member]	Jun. 30, 2024
Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
Class IS
Holdings [Line Items]
Percent of Total Investments	100.00%